[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
CORPORATE BONDS AND NOTES (95.2%)
Broadcasting (1.5%)
Granite Broadcasting Corp.
9.75%, 12/1/10		$210	$195
Interep National Radio Sales, Inc.
10.00%, 7/1/08		480	378
TV Azteca SA de CV
10.50%, 2/15/07		(a)980	1,005
			1,578
Cable (5.9%)
Avalon Cable LLC
11.875%, 12/1/08		(b)148	156
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(c)870	1,120
Cablevision Systems Corp.
6.669%, 4/1/09	$	(c)(d)300	313
Charter Communications Holdings LLC
0.00%, 1/15/11		(a)(b)642	462
9.625%, 11/15/09		(a)100	79
10.25%, 1/15/10		(a)392	317
10.75%, 10/1/09		205	169
DirecTV Holdings LLC
8.375%, 3/15/13		(a)195	223
Kabel Deutschland GmbH
10.625%, 7/1/14		(c)750	821
PanAmSat Corp.
9.00%, 8/15/14		(c)305	319
PanAmSat Holding Corp.
0.00%, 11/1/14		(b)(c)895	527
Renaissance Media Group LLC
10.00%, 4/15/08		(b)275	285
Satelites Mexicanos SA de CV
10.125%, 11/1/04		(e)675	361
Telenet Communications NV
9.00%, 12/15/13	EUR	(c)595	786
Telenet Group Holding NV
0.00%, 6/15/14	$	(a)(b)(c)495	366
			6,304
Chemicals (7.4%)
Avecia Group plc
11.00%, 7/1/09		307	271
Cognis Deutschland GmbH & Co. KG
6.897%, 11/15/13	EUR	(c)(d)540	708
Equistar Chemicals LP
10.125%, 9/1/08	$	(a)601	$681
10.625%, 5/1/11		(a)145	166
FMC Corp.
10.25%, 11/1/09		(a)300	352
Huntsman Advanced Materials LLC
11.00%, 7/15/10		(c)235	274
Huntsman International LLC
10.125%, 7/1/09		(a)378	399
10.125%, 7/1/09	EUR	405	529
Innophos, Inc.
8.875%, 8/15/14	$	(c)325	348
ISP Chemco, Inc.
10.25%, 7/1/11		(a)375	420
ISP Holdings, Inc.
10.625%, 12/15/09		(a)330	365
Koppers, Inc.
9.875%, 10/15/13		175	194
Millennium America, Inc.
7.00%, 11/15/06		330	344
9.25%, 6/15/08		438	485
Nalco Co.
7.75%, 11/15/11		(a)(c)55	59
7.75%, 11/15/11		150	160
8.875%, 11/15/13		(c)765	826
Rhodia SA
8.875%, 6/1/11		610	534
Rockwood Specialties Group, Inc.
10.625%, 5/15/11		490	541
Westlake Chemical Corp.
8.75%, 7/15/11		169	190
			7,846
Consumer Products (2.3%)
Amscan Holdings, Inc.
8.75%, 5/1/14		(a)(c)330	338
Leiner Health Products, Inc.
11.00%, 6/1/12		(c)320	342
Oxford Industries, Inc.
8.875%, 6/1/11		(c)255	278
Prestige Brands, Inc.
9.25%, 4/15/12		(c)110	108
Rayovac Corp.
8.50%, 10/1/13		385	420
Safilo Capital International SA
9.625%, 5/15/13	EUR	(c)660	790

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Consumer Products (cont’d)
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		$189	$216
			2,492
Diversified Media (8.0%)
Advanstar Communications, Inc.
9.22%, 8/15/08		(d)757	792
10.75%, 8/15/10		100	111
Alliance Atlantis Communications, Inc.
13.00%, 12/15/09		734	797
Cinemark, Inc.
0.00%, 3/15/14		(a)(b)220	152
Dex Media East LLC
12.125%, 11/15/12		270	338
Dex Media West LLC
9.875%, 8/15/13		415	490
Dex Media, Inc.
0.00%, 11/15/13		(b)795	586
Hollinger Participation Trust, PIK
12.125%, 11/15/10		(c)805	923
Houghton Mifflin Co.
0.00%, 10/15/13		(b)140	85
9.875%, 2/1/13		(a)720	760
Lighthouse International Co. SA (Registered)
8.00%, 4/30/14	EUR	400	488
Marquee, Inc.
5.97%, 8/15/10		$ (c)(d)380	393
8.625%, 8/15/12		(c)120	128
Muzak LLC
9.875%, 3/15/09		508	376
10.00%, 2/15/09		350	312
Nebraska Book Co., Inc.
8.625%, 3/15/12		490	490
PEI Holdings, Inc.
11.00%, 3/15/10		180	210
Primedia, Inc.
8.875%, 5/15/11		(a)620	623
Vertis, Inc.
13.50%, 12/7/09		(c)410	412
			8,466
Energy (9.0%)
BRL Universal Equipment 2001 A LP
8.875%, 2/15/08		(a)412	440
CHC Helicopter Corp.
7.375%, 5/1/14		625	655
Chesapeake Energy Corp.
7.50%, 9/15/13		(a)745	820
Citgo Petroleum Corp.
11.375%, 2/1/11		260	307
El Paso Production Holding Co.
7.75%, 6/1/13		(a)(c)650	655
7.75%, 6/1/13		455	458
GulfTerra Energy Partners LP
8.50%, 6/1/10		119	139
10.625%, 12/1/12		463	584
Hanover Compressor Co.
8.625%, 12/15/10		120	131
9.00%, 6/1/14		450	496
Hanover Equipment Trust
8.50%, 9/1/08		405	437
8.75%, 9/1/11		250	274
Hilcorp Energy I LP
10.50%, 9/1/10		(c)685	762
Husky Oil Co.
8.90%, 8/15/28		(a)(d)855	994
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		231	262
Pacific Energy Partners LP
7.125%, 6/15/14		(c)450	489
Pemex Project Funding Master Trust
9.125%, 10/13/10		(a)345	411
Plains Exploration & Production Co.
7.125%, 6/15/14		(c)335	361
Tesoro Petroleum Corp.
9.625%, 4/1/12		200	233
Vintage Petroleum, Inc.
7.875%, 5/15/11		545	586
			9,494
Financials (1.7%)
JSG Funding plc
10.125%, 10/1/12	EUR	621	876
Refco Finance Holdings LLC
9.00%, 8/1/12		$ (c)840	901
			1,777
Food & Drug (2.7%)
CA FM Lease Trust
8.50%, 7/15/17		(c)648	761
Delhaize America, Inc.
8.125%, 4/15/11		(a)695	797

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Food & Drug (cont’d)
Jean Coutu Group, Inc.
7.625%, 8/1/12	$ (c)185	$189
8.50%, 8/1/14	(a)(c)610	609
Rite Aid Corp.
7.125%, 1/15/07	375	380
8.125%, 5/1/10	(a)135	142
		2,878
Food & Tobacco (2.6%)
Michael Foods, Inc.
8.00%, 11/15/13	415	437
Pilgrim’s Pride Corp.
9.625%, 9/15/11	935	1,052
Smithfield Foods, Inc.
7.00%, 8/1/11	(c)290	304
7.625%, 2/15/08	(a)945	1,014
		2,807
Forest Products (6.0%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	870	805
Georgia-Pacific Corp.
8.875%, 2/1/10	(a)825	969
Graham Packaging Co., Inc.
8.50%, 10/15/12	(c)265	272
Graphic Packaging International Corp.
9.50%, 8/15/13	(a)710	815
Norampac, Inc.
6.75%, 6/1/13	(a)295	309
Owens-Illinois, Inc.
7.35%, 5/15/08	(a)360	373
7.50%, 5/15/10	(a)1,175	1,207
Pliant Corp.
13.00%, 6/1/10	(a)712	616
Tekni-Plex, Inc.
8.75%, 11/15/13	(c)240	229
Tembec Industries, Inc.
8.50%, 2/1/11	(a)780	819
		6,414
Gaming & Leisure (6.2%)
Caesars Entertainment, Inc.
7.875%, 12/15/05	355	375
8.875%, 9/15/08	250	286
Global Cash Access LLC
8.75%, 3/15/12	(c)300	319
Hilton Hotels Corp.
7.625%, 12/1/12	(a)185	216
7.95%, 4/15/07	(a)527	584
Host Marriott Corp.
7.875%, 8/1/08	71	74
Host Marriott LP
7.125%, 11/1/13	230	243
Isle of Capri Casinos, Inc.
7.00%, 3/1/14	795	803
MGM Mirage
5.875%, 2/27/14	115	111
6.00%, 10/1/09	(a)885	902
6.00%, 10/1/09	(c)560	570
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	(a)170	184
7.875%, 5/1/12	(a)575	653
Station Casinos, Inc.
6.00%, 4/1/12	765	788
Venetian Casino Resort LLC
11.00%, 6/15/10	(a)364	423
		6,531
Health Care (4.3%)
AmerisourceBergen Corp.
8.125%, 9/1/08	(a)604	673
Fisher Scientific International, Inc.
6.75%, 8/15/14	(c)275	290
8.00%, 9/1/13	60	68
8.125%, 5/1/12	(a)360	403
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	(a)865	947
MedCath Holdings Corp.
9.875%, 7/15/12	(c)500	525
National Nephrology Associates, Inc.
9.00%, 11/1/11	(c)100	116
Team Health, Inc.
9.00%, 4/1/12	(c)495	495
Tenet Healthcare Corp.
6.50%, 6/1/12	(a)277	250
9.875%, 7/1/14	(c)265	278
VWR International, Inc.
6.875%, 4/15/12	(c)235	247
8.00%, 4/15/14	(a)(c)290	308
		4,600
Housing (4.8%)
Associated Materials, Inc.
0.00%, 3/1/14	(b)(c)1,515	1,110

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Housing (cont’d)
C.B. Richard Ellis Services, Inc.
9.75%, 5/15/10		$32	$36
11.25%, 6/15/11		(a)807	946
Interface, Inc.
7.30%, 4/1/08		135	136
9.50%, 2/1/14		535	556
10.375%, 2/1/10		165	188
Technical Olympic USA, Inc.
9.00%, 7/1/10		(a)638	703
10.375%, 7/1/12		(a)380	428
THL Buildco, Inc.
8.50%, 9/1/14		(c)750	789
WII Components, Inc.
10.00%, 2/15/12		230	224
			5,116
Information Technology (2.8%)
Iron Mountain, Inc.
7.75%, 1/15/15		(a)375	399
8.625%, 4/1/13		(a)570	621
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		550	534
Nortel Networks Ltd.
6.125%, 2/15/06		(a)590	605
Xerox Corp.
7.125%, 6/15/10		730	783
			2,942
Manufacturing (4.4%)
Brand Services, Inc.
12.00%, 10/15/12		460	524
Flowserve Corp.
12.25%, 8/15/10		(a)543	616
Johnsondiversey, Inc.
9.625%, 5/15/12		511	574
9.625%, 5/15/12	EUR	235	329
Manitowoc Co., Inc.
10.375%, 5/15/11		768	1,070
NMHG Holding Co.
10.00%, 5/15/09		$633	700
Trimas Corp.
9.875%, 6/15/12		847	883
			4,696
Metals (2.0%)
Foundation PA Coal Co.
7.25%, 8/1/14		(c)170	182
General Cable Corp.
9.50%, 11/15/10		255	284
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(f)515	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(f)1,595	@—
Republic Technologies International LLC
13.75%, 7/15/09		(e)(f)720	@—
SGL Carbon Luxembourg SA
8.50%, 2/1/12	EUR	(c)290	379
UCAR Finance, Inc.
10.25%, 2/15/12		$530	609
United States Steel Corp.
9.75%, 5/15/10		(a)555	638
			2,092
Retail (0.9%)
General Nutrition Centers, Inc.
8.50%, 12/1/10		355	365
Petro Stopping Centers LP
9.00%, 2/15/12		515	548
			913
Services (3.0%)
Allied Waste North America
8.875%, 4/1/08		(a)791	862
Buhrmann US, Inc.
8.25%, 7/1/14		(c)625	628
MSW Energy Holdings II LLC
7.375%, 9/1/10		495	522
MSW Energy Holdings LLC
8.50%, 9/1/10		(a)105	116
United Rentals North America, Inc.
6.50%, 2/15/12		485	469
7.75%, 11/15/13		(a)610	575
			3,172
Telecommunications (3.2%)
AXtel SA
11.00%, 12/15/13		745	767
Esprit Telecommunications Group plc
11.50%, 12/15/07	EUR	(e)(f)665	@—
EXDS, Inc.
11.625%, 7/15/10	$	(e)(f)1,090	@—
Knology, Inc., PIK
12.00%, 11/30/09		(c)469	444
Primus Telecommunications Group, Inc.
8.00%, 1/15/14		875	652

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Telecommunications (cont’d)
Qwest Communications International, Inc.
5.211%, 2/15/09	$ (c)(d)515	$493
Qwest Corp.
5.625%, 11/15/08	115	113
6.625%, 9/15/05	235	243
Qwest Services Corp.
13.50%, 12/15/07	(c)550	628
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(f)2,591	@—
14.00%, 2/15/10	(e)(f)1,476	@—
		3,340
Transportation (3.5%)
Amsted Industries, Inc.
10.25%, 10/15/11	(c)505	558
AutoNation, Inc.
9.00%, 8/1/08	(a)552	638
Laidlaw International, Inc.
10.75%, 6/15/11	715	820
Sonic Automotive, Inc.
8.625%, 8/15/13	(a)510	542
Tenneco Automotive, Inc.
11.625%, 10/15/09	475	503
TRW Automotive, Inc.
9.375%, 2/15/13	607	697
		3,758
Utilities (8.5%)
AES Corp. (The)
7.75%, 3/1/14	(a)300	311
8.875%, 2/15/11	59	66
9.00%, 5/15/15	(a)(c)570	646
9.375%, 9/15/10	88	100
Allegheny Energy, Inc.
7.75%, 8/1/05	(a)285	296
Calpine Corp.
8.50%, 7/15/10	(a)(c)785	604
CMS Energy Corp.
7.50%, 1/15/09	75	79
8.50%, 4/15/11	(a)450	493
Dynegy Holdings, Inc.
6.875%, 4/1/11	(a)708	678
9.875%, 7/15/10	(a)(c)440	499
Ipalco Enterprises, Inc.
8.625%, 11/14/11	165	187
Monongahela Power Co.
5.00%, 10/1/06	570	593
Nevada Power Co.
8.25%, 6/1/11	355	399
9.00%, 8/15/13	445	514
Northwest Pipeline Corp.
8.125%, 3/1/10	115	129
Ormat Funding Corp.
8.25%, 12/30/20	(c)899	894
PSEG Energy Holdings LLC
8.625%, 2/15/08	(a)806	893
Southern Natural Gas Co.
8.875%, 3/15/10	235	266
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	(a)210	256
Williams Cos., Inc.
7.875%, 9/1/21	(a)970	1,082
		8,985
Wireless Communications (4.5%)
American Tower Corp.
7.125%, 10/15/12	(c)390	388
7.50%, 5/1/12	385	395
9.375%, 2/1/09	(a)376	400
Centennial Communications Corp.
8.625%, 2/1/14	(c)725	695
MetroPCS, Inc.
10.75%, 10/1/11	590	637
Rural Cellular Corp.
6.38%, 3/15/10	(a)(c)(d)305	312
SBA Communications Corp.
10.25%, 2/1/09	878	943
SBA Telecommunications, Inc.
0.00%, 12/15/11	(b)395	322
UbiquiTel Operating Co.
0.00%, 4/15/10	(b)185	196
9.875%, 3/1/11	70	73
9.875%, 3/1/11	(c)435	455
		4,816
TOTAL CORPORATE BONDS AND NOTES (Cost $98,643)		101,017

Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(g)59,742	4

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Shares	Value (000)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(g)1,105	$1
TOTAL COMMON STOCKS (Cost $1,950)		5
PREFERRED STOCKS (1.5%)
Broadcasting (0.5%)
Paxson Communications Corp., PIK, 14.25%	79	594
Utilities (1.0%)
TNP Enterprises, Inc., PIK, 14.50%	913	1,025
TOTAL PREFERRED STOCKS (Cost $722)		1,619

No. of Warrants
WARRANTS (0.1%)
Utilities (0.1%)
SW Acquisition LP, expiring 4/1/11 (Cost $45)	(c)(g)1,677	50

	Face Amount (000)
SHORT-TERM INVESTMENTS (3.2%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $3,319	$ (h)3,319	3,319
U.S. Treasury Securities (0.1%)
United States Treasury Bills
2.04%, 3/24/05	50	50
TOTAL SHORT-TERM INVESTMENTS (Cost $3,368)		3,369
TOTAL INVESTMENTS + (100.0%) (Cost $104,728)		106,060
LIABILITIES LESS OTHER ASSETS		(23,005)
TOTAL NET ASSETS		$83,055

(a)                                Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2004.  See note A-3 to financial statements.

(b)                               Step Bond - coupon rate increases in increments to maturity.  Rate disclosed is as of September 30, 2004.  Maturity date disclosed is ultimate maturity.

(c)                                144A Security - Certain conditions for public sale may exist.

(d)                               Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.

(e)                                Security is in default.

(f)                                  Security was valued at fair value - At September 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)                               Non-income producing.

(h)                               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@                                  Amount is less than $500.

EUR                      Euro

PIK                          Payment-in-Kind.  Income may be paid in additional securities or cash at the discretion of the issuer.

+                                       At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $104,728,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,332,000 of which $8,749,000 related to appreciated securities and $7,417,000 related to depreciated securities.

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
10 Year U.S. Treasury Note	12	$1,352	Dec-04	$5

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,315	$1,635	10/26/04	US$	1,612	$1,612	$(23)
EUR	2,400	2,984	10/26/04	US$	2,942	2,942	(42)
EUR	1,790	2,225	11/29/04	US$	2,197	2,197	(28)
US$	90	90	10/26/04	EUR	75	93	3
		$6,934				$6,844	$(90)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004